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                              SELECT DIMENSIONS LIFE
                          HARTFORD LIFE INSURANCE COMPANY

         SUPPLEMENT DATED JUNE 19, 1998 TO THE PROSPECTUS DATED MAY 1, 1998
                        FOR SELECT DIMENSIONS LIFE INSURANCE


Morgan Stanley, Dean Witter, Discover & Co., the parent company of Dean Witter InterCapital Inc., has been renamed Morgan Stanley Dean Witter & Co. All references in the current Prospectus in The Investment Advisers section to "Morgan Stanley, Dean Witter, Discover & Co." or "MSDWD" are changed to "Morgan Stanley Dean Witter & Co."

Effective June 22, 1998, Dean Witter Select Dimensions Investment Series will be renamed Morgan Stanley Dean Witter Select Dimensions Investment Series. All references in the current Prospectus to "Dean Witter Select Dimensions Investment Series" are changed to "Morgan Stanley Dean Witter Select Dimensions Investment Series" and all references in the current Prospectus to "Dean Witter Portfolios" are changed to "Morgan Stanley Dean Witter Portfolios."

Effective June 22, 1998, Dean Witter InterCapital Inc., is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Dean Witter Select Dimensions Investment Series will be renamed Morgan Stanley Dean Witter Advisors Inc. All references in the current Prospectus to "Dean Witter InterCapital, Inc." "InterCapital" or "the Investment Manager" are changed to "Morgan Stanley Dean Witter Advisors Inc."

Effective June 22, 1998, Dean Witter Services Company Inc., a subsidiary of InterCapital that performs certain administrative services for the Morgan Stanley Dean Witter Portfolios, will be renamed Morgan Stanley Dean Witter Services Company Inc. All references in the current Prospectus to "Dean Witter Services Company Inc." are changed to "Morgan Stanley Dean Witter Services Company Inc."

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